Other Current Liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Beginning balance	$ 1,543	$ 1,204
Accruals for warranties issued during the period	1,139	2,249
Warranty costs incurred during the period	(1,463)	(1,910)
Ending balance	$ 1,219	$ 1,543